Summary of Significant Accounting Policies - Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Dilutive equity securities	722,548,143	710,933,023
Convertible Preferred Stock [Member]
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Dilutive equity securities	700,000,000	700,000,000	700,000,000
Convertible Notes [Member]
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Dilutive equity securities	17,402,200	5,787,080
Warrant [Member]
Schedule of Common Stock Equivalents, Which are Potentially Dilutive Equity Securities [Line Items]
Dilutive equity securities	5,145,943	5,145,943